AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 31, 2005

                                                              FILE NOS. 33-28844
                                                                        811-5812
   ==========================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                               -------------------

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 20

                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                AMENDMENT NO. 28

                             CITIFUNDS PREMIUM TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   125 Broad Street, New York, New York 10004
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 451-2010

                                Robert I. Frenkel
                            300 First Stamford Place
                                    4th Floor
                           Stamford, Connecticut 06902

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:

                                 Roger P. Joseph
                    Bingham McCutchen LLP, 150 Federal Street
                           Boston, Massachusetts 02110

                               -------------------

It is proposed that this filing will become effective on December 31, 2005 pursuant to paragraph (a) of Rule 485.

U.S. Treasury Reserves Portfolio and Liquid Reserves Portfolio have also executed this Registration Statement.

                               P R O S P E C T U S

CITI(SM) INSTITUTIONAL CASH RESERVES

CLASS S SHARES

CITI(SM) PREMIUM LIQUID RESERVES

CITI(SM) PREMIUM U.S. TREASURY RESERVES


December 31, 2005


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.


[Citifunds Logo Appears Here]


INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

TABLE OF CONTENTS

FUNDS AT A GLANCE                                                              3
     Citi Institutional Cash Reserves (Class S Shares)                         4
     Citi Premium Liquid Reserves                                              8
     Citi Premium U.S. Treasury Reserves                                      12
YOUR ACCOUNT                                                                  15
     How To Buy Shares                                                        15
     How The Price Of Your Shares Is Calculated                               15
     How To Sell Shares                                                       15
     Exchanges                                                                16
     Frequent Purchases and Redemptions of Fund Shares                        16
     United Kingdom Investors                                                 17
     Dividends                                                                17
     Retirement Accounts                                                      17
     Tax Matters                                                              17

MANAGEMENT OF THE FUNDS                                                       17
     Manager                                                                  18
     Management Fees                                                          19
     Distribution Arrangements                                                19
     Recent Developments                                                      19

MORE ABOUT THE FUNDS                                                          20
     Principal Investment Strategies, Related Risks and
     Disclosure of Portfolio Holdings                                         20

FINANCIAL HIGHLIGHTS                                                          24

FUNDS AT A GLANCE

Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

Each Fund has its own goals and investment strategies and each offers a different mix of investments. Of course, there is no assurance that a Fund will achieve its investment goals.

CITI INSTITUTIONAL CASH RESERVES


THIS SUMMARY BRIEFLY DESCRIBES CITI INSTITUTIONAL CASH RESERVES AND THE PRINCIPAL RISKS OF INVESTING IN IT. FOR MORE INFORMATION, SEE MORE ABOUT THE FUNDS ON PAGE 20.


FUND GOAL

The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

     o    obligations of U.S. and non-U.S. banks;

     o    commercial paper and asset backed securities;

     o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

     o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although Citi Institutional Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. Citi Institutional Cash Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE


The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total return of the Fund's Class S shares for the calendar years indicated. The table compares the average annual returns for Class S shares of the Fund to the performance of the iMoneyNet AAA-rated 1st Tier Institutional Money Market Funds Average.


Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792 toll-free, or contact your account representative.

The Fund has authorized five classes of shares, Class I, Class L, Class O, Class S, and SVB Securities Horizon shares. Only Class S shares are offered in this prospectus. You should note that the performance of classes will vary, depending upon the expense level for that class.

CITI INSTITUTIONAL CASH RESERVES

ANNUAL TOTAL RETURNS -- CLASS S


             00      01       02       03       04
            6.21%   3.90%    1.49%    0.87%     X%

As of September 30, 2005, the Class S shares had a year-to-date return of _____% .


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class S                                            Quarter Ending
Highest
Lowest

AVERAGE ANNUAL TOTAL RETURNS


AS OF DECEMBER 31, 2004


                                                                     Since
                                  1 Year           5 Years           Inception

Class S                           ___%             ___%              ___%*
iMoneyNet
AAA-rated 1st Tier
Institutional Money
Market Funds
Average                           ___%             ___%              **

* Class S commenced operations on October 6, 1999.
**Information regarding performance for this period is not available.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

FEE TABLE

SHAREHOLDER FEES - Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases                          None
Maximum Deferred Sales Charge (Load)                                      None


ANNUAL FUND OPERATING EXPENSES(1) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                                                         CLASS S

Management Fees                                                          0.20%
Distribution (12b-1) Fees (includes service fees)                        0.25%
Other Expenses                                                           ___ %
Total Annual Operating Expenses*                                         ___ %

*Because of voluntary waivers and/or reimbursements actual total
operating expenses are expected to be:                                   ___ %
These fee waivers and reimbursements may be reduced or terminated at any time.


(1)The Fund invests in securities through an underlying mutual fund, Prime Cash Reserves Portfolio (formerly Institutional Reserves Portfolio). The table reflects the direct expenses of the Fund and its allocated share of expenses of Prime Cash Reserves Portfolio.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you reinvest all dividends;

     o    you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


CITI INSTITUTIONAL CASH RESERVES      1 YEAR     3 YEARS     5 YEARS    10 YEARS
Class S Shares                      $  ___      $    ___     $   ___    $   ___

CITI PREMIUM LIQUID RESERVES


THIS SUMMARY BRIEFLY DESCRIBES CITI PREMIUM LIQUID RESERVES AND THE PRINCIPAL RISKS OF INVESTING IN IT. FOR MORE INFORMATION, SEE MORE ABOUT THE FUNDS ON PAGE 20.


FUND GOAL

The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

Citi Premium Liquid Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

     o    obligations of U.S. and non-U.S. banks;

     o    commercial paper and asset-backed securities;

     o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

     o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although Citi Premium Liquid Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.

CONCENTRATION IN BANK OBLIGATIONS. Citi Premium Liquid Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST

You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Citi Premium Liquid Reserves if:

     o    You're seeking current income and a stabilized share price.

     o You want to be able to convert your investment to cash quickly with reduced risk to principal.

     o You're seeking higher returns than are usually available from U.S. Treasury money market funds.

Don't invest in the Fund if:

     o You're seeking long term growth of capital or high current income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet 1st Tier Taxable Money Market Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or terminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.


  95      96       97       98     99      00      01        02     03     04
5.88%    5.28%   5.45%    5.37%   5.00%  6.19%    4.09%    1.65%   0.86%   XX%



As of September 30, 2005, the Fund had a year-to-date return of ___% .


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

                                  Quarter Ending


Highest
Lowest


AVERAGE ANNUAL TOTAL RETURNS


As of December 31, 2004

                                  1 YEAR           5 YEARS             10 YEARS
Citi Premium Liquid

Reserves                          ___%               ___%              ___%
iMoneyNet 1st Tier
Taxable Money
Market Funds
Average                           ___%               ___%              ___%

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CITI PREMIUM LIQUID RESERVES

FEE TABLE

SHAREHOLDER FEES - FEES PAID DIRECTLY FROM YOUR INVESTMENT


Maximum Sales Charge (Load) Imposed on Purchases                           None
Maximum Deferred Sales Charge (Load)                                       None
ANNUAL OPERATING EXPENSES(1) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
Management Fees                                                            0.35%
Distribution (12b-1) Fees (includes service fees)                          0.10%
Other Expenses                                                             ___%
Total Annual Operating Expenses*                                           ___%

*Because of voluntary waivers and/or reimbursements, actual total
operating expenses are expected to be:                                     ___%
These fee waivers and reimbursements may be reduced or terminated at any time.

(1) The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio (formerly Cash Reserves Portfolio). This table reflects the direct expenses of the Fund and its allocated share of expenses of Liquid Reserves Portfolio (formerly Institutional Reserves Portfolio).


EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you reinvest all dividends;

     o    you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


CITI PREMIUM LIQUID RESERVES   1 YEAR      3 YEARS    5 YEARS     10 YEARS
                               $_____      $_____     $_____      $_____

CITI PREMIUM U.S. TREASURY RESERVES


THIS SUMMARY BRIEFLY DESCRIBES CITI PREMIUM U.S. TREASURY RESERVES AND THE PRINCIPAL RISKS OF INVESTING IN IT. FOR MORE INFORMATION, SEE MORE ABOUT THE FUNDS ON PAGE 20.


FUND GOAL

The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

U.S. Treasury Reserves under normal circumstances invests all of its assets in:

     o    U.S. Treasury bills, notes and bonds;

     o    Treasury receipts; and

     o Securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although Citi Premium U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

WHO MAY WANT TO INVEST

You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Citi Premium
U.S. Treasury Reserves if:

     o    You're seeking current income and a stabilized share price.

     o You want to be able to convert your investment to cash quickly with reduced risk to principal.

     o You want the added safety of a fund that invests only in U.S. government securities.

Don't invest in the Fund if:

     o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet 100% U.S. Treasury Rated Money Market Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or terminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI PREMIUM U.S. TREASURY RESERVES

ANNUAL TOTAL RETURNS


 95       96      97      98       99      00     01      02       03       04
5.35%    4.85%   4.90%   4.78%   4.37%   5.65%   3.66%   1.31%    0.63%    XX%




As of September 30, 2005, the Fund had a year-to-date return of ___% .


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


                                              Quarter Ending

Highest
Lowest

AVERAGE ANNUAL TOTAL RETURNS


AS OF DECEMBER 31, 2004

                                  1 YEAR          5 YEARS           10 YEARS
Citi Premium U.S.

Treasury Reserves                 ___%            ___%              ___%

iMoneyNet 100% U.S.
Treasury Rated
Money Market Funds

Average                           ___%            ___%              ___%

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CITI PREMIUM U.S. TREASURY RESERVES

FEE TABLE

SHAREHOLDER FEES - Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases                      None
Maximum Deferred Sales Charge (Load)                                  None


ANNUAL FUND OPERATING EXPENSES(1) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

Management Fees                                                           0.35%
Distribution (12b-1) Fees (includes service fees)                         0.10%
Other Expenses                                                            ___%
Total Annual Fund Operating Expenses*                                     ___%

* Because of voluntary waivers and/or reimbursements, actual total
operating expenses are expected to be:                                    ___%


These fee waivers and reimbursements may be reduced or terminated at any time.

(1) The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. This table reflects the direct expenses of the Fund and its allocated share of expenses of U.S. Treasury Reserves Portfolio.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you reinvest all dividends;

     o    you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CITI PREMIUM U.S. TREASURY


Reserves                   1 YEAR       3 YEARS       5 YEARS      10 YEARS

                          $______       $______      $______       $______

YOUR ACCOUNT

How To Buy Shares

Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Fund's distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from a Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. Each Fund and its distributor have the right to reject any purchase order or cease offering Fund shares at any time.


If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that a Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's transfer agent.


How The Price Of Your Shares Is Calculated

Each Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading.

     o Institutional Cash Reserves calculates its NAV at 5:00 p.m. Eastern time

     o    Liquid Reserves calculates its NAV at 4:00 p.m. Eastern time

     o    U.S. Treasury Reserves calculates its NAV at 2:00 p.m. Eastern time

On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds' securities are valued at amortized cost, which is approximately equal to market value.

How To Sell Shares


You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Funds' transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.

FOR CITI INSTITUTIONAL CASH RESERVES ONLY: Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received by the transfer agent after 5:00 p.m., on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day.


FOR ALL OTHER FUNDS: You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but, in any event, within seven days.


Your redemption proceeds may be delayed, or your right to receive redemption proceeds delayed or postponed, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC. The Funds have the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.


Your Service Agent may impose a minimum account balance. If so, your Service Agent reserves the right to close your account if it falls below the required minimum balance. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

The Funds may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES


Shares of each of the Funds other than Citi Institutional Cash Reserves may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds3 (primarily money market funds). You may place exchange orders through the transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The transfer agent or your Service Agent can provide you with more information.


There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of each of the Funds has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares.

The Boards also believe that money market funds, such as the Funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between a Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of a Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund's performance.

United Kingdom Investors (Institutional Cash Reserves Only)

Institutional Cash Reserves has received an Order from the U.K. Financial Services Authority (the "FSA ") granting recognition under the U.K. Financial Services and Markets Act 2000. Any complaints from U.K. investors about the operation of the Fund may be made to the FSA. Investors in Institutional Cash Reserves are not covered by the Financial Services Compensation Scheme.

The Facilities Agent for Institutional Cash Reserves is Citigroup Asset Management Ltd. The principal place of business of the Facilities Agent in the U.K. is Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB.

DIVIDENDS

Each Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

RETIREMENT ACCOUNTS

Your Service Agent can advise you about how investments in the Funds may be incorporated into your retirement plan.

TAX MATTERS

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.


TAXATION OF DISTRIBUTIONS: You normally have to pay federal income tax and any state or local taxes on any dividends and other distributions you receive from a Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Funds do not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

TAXATION OF TRANSACTIONS: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by a Fund. A Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Funds antiticpate that substantially all distributions will be designated as interest-related dividends. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2006. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.


MANAGEMENT OF THE FUNDS


MANAGER

The Funds' investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Funds' investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Funds.

On June 23, 2005, Citigroup Inc. entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management, which includes the Manager, to Legg Mason, Inc. [Completion of the proposed sale would cause the termination of each Fund's existing management agreement and shareholders of each Fund are being asked to approve a new management agreement with the Manager. The sale is subject to a number of conditions. One of these conditions is that clients representing no less than 75% of the revenue attributable to the assets under management for such clients consent to continue their advisory relationship with Citigroup affiliates (that will be owned by Legg Mason) following consummation of the transaction. If these conditions are met, the transaction is expected to take place by December 31, 2005.]FN(1) [The transaction took place on ________, 2005.]FN(2)

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of [ ], 2005, Legg Mason's asset management operation had aggregate assets under management of approximately $[ ] billion, of which approximately [ ]% represented assets in mutual and closed-end funds sponsored by Legg Mason and its affiliates.

[The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. The Manager, together with affiliates in New York, London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Funds. They may also own the securities of these issuers. However, in making investment decisions for the Funds, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent a Fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.]FN(3)

----------------

FN(1) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.

FN(2) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be added.

FN(3) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.

MANAGEMENT FEES


For the fiscal year ended August 31, 2005, the Funds' manager received the following fees, after waivers:

                                                            FEE, AS A PERCENTAGE
                                                              OF AVERAGE DAILY
                                                                 NET ASSETS,
FUND                                                            AFTER WAIVERS
Citi Institutional Cash Reserves                                   ______%
Citi Premium Liquid Reserves                                       ______%
Citi Premium U.S. Treasury Reserves                                ______%

A discussion regarding the basis for the Board of Trustees' approval of each Fund's management agreement is available in the Funds' Annual Report for the fiscal year ended August 31, 2005.


DISTRIBUTION ARRANGEMENTS

The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.


Each Fund has adopted a 12b-1 plan under rule 12b-1 under the Investment Company Act of 1940. The 12b-1 plan for each of Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves allows each Fund to pay its Distributor, Service Agents or others a monthly fee not to exceed 0.10% per year of the average daily net assets of the shares covered by the plan. The 12b-1 plan adopted by Citi Institutional Cash Reserves pertaining to Class S shares allows the Fund to pay to its Distributor, Service Agents or others a monthly fee not to exceed 0.25% per year of the average daily net assets of the shares covered by the plan. These fees may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of a Fund's assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


In addition, the Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.


The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Funds' Distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.


RECENT DEVELOPMENTS


On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Affected Funds").

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group ("First Data"), the Affected Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the Funds' investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

THE FUNDS DID NOT IMPLEMENT THE TRANSFER AGENT ARRANGEMENT DESCRIBED ABOVE AND THEREFORE WILL NOT RECEIVE ANY PORTION OF THE DISTRIBUTIONS.


MORE ABOUT THE FUNDS

The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES

The Funds' principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve each Fund's investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Funds may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

WHAT ARE MONEY MARKET INSTRUMENTS?

Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

CITI INSTITUTIONAL CASH RESERVES has adopted investment policies that are more restrictive than the regulations. These investment policies require that all of the Fund's investments be in U.S. dollar denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized ratings agencies, or, if unrated, in the Manager's opinion, be of comparable quality. Investors should note that within this rating category there may be subcategories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Citi Institutional Cash Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances.

Although Citi Institutional Cash Reserves is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities. The Fund's investment goals and policies may be changed without a shareholder vote.

CITI PREMIUM LIQUID RESERVES invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances.

Citi Premium Liquid Reserves invests only in "first-tier" securities, which are securities rated in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. The Fund's investment goals and policies may be changed without a shareholder vote.

CITI PREMIUM U.S. TREASURY RESERVES invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States Treasury. The Fund's investment goals and policies may be changed without a shareholder vote. ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, each Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses exceed the Fund's income, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in a Fund, you agree to this reduction should it become necessary.

INVESTMENT STRUCTURE. The Funds do not invest directly in securities but instead each invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Funds in this Prospectus include the underlying fund. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual funds as Institutional Cash Reserves, Premium Liquid Reserves and Premium U.S. Treasury Reserves. These other funds may have lower expenses, and correspondingly higher performance, than Institutional Cash Reserves, Premium Liquid Reserves and Premium U.S. Treasury Reserves, respectively.

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


MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Funds. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual issuers within those sectors or industries to select securities for the investment portfolio.

Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

DISCLOSURE OF PORTFOLIO HOLDINGS. A description of each Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

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


FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand Citi Institutional Cash Reserves' financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Class S share. The total returns in the table represent the rate that an investor would have earned on an investment in Class S shares of the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by _____________________, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

CITI INSTITUTIONAL CASH RESERVES -- CLASS S


                                                                   YEARS ENDED AUGUST 31,
                                --------------------------------------------------------------------------------
                                   2005          2004              2003              2002              2001
                                ------------  ------------      ------------    ---------------     ------------
Net asset value, beginning of
year                                         $    1.00000      $    1.00000    $       1.00000     $    1.00000

Net investment income                             0.00814           0.01082            0.01815          0.05137
Distributions from net                           (0.00814)         (0.01082)          (0.01815)        (0.05137)
investment income

Net asset value, end of year                 $    1.00000      $    1.00000    $       1.00000     $    1.00000

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000's
omitted)                                     $    475,367      $    289,041    $       206,732     $     83,765

RATIOS TO AVERAGE NET ASSETS:

Expenses++                                           0.35%#            0.35%#             0.40%            0.40%
Net investment income++                              0.82%             1.04%              1.75%            4.97%
TOTAL RETURN                                         0.82%             1.09%              1.83%            5.26%

NOTE: IF THE FUND'S MANAGER AND DISTRIBUTOR AND THE MANAGER OF PRIME CASH
RESERVES PORTFOLIO (FORMERLY INSTITUTIONAL RESERVES PORTFOLIO) HAD NOT
VOLUNTARILY WAIVED ALL OR A PORTION OF THEIR FEES, NET INVESTMENT INCOME PER
SHARE AND RATIOS WOULD HAVE BEEN AS FOLLOWS:

Net investment income per share               $    0.00684      $    0.00864   $      0.01720       $     0.04994
RATIOS TO AVERAGE NET ASSETS:
Expenses++                                            0.50%             0.57%            0.53%               0.52%
Net investment income++                               0.67%             0.82%            1.62%               4.85%


++ Includes the Fund's share of Prime Cash Reserves Portfolio (formerly Institutional Reserves Portfolio) allocated expenses beginning on June 3, 2002.

# The ratio of expenses to average net assets will not exceed to 0.35%, as a result of voluntary expense limitation, which may be terminated at any time.

*    Annualized.

**   Not Annualized.

The financial highlights table is intended to help you understand Citi Premium Liquid Reserves' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended August 31, 2005 has been audited by _________________________, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information in the following table for the fiscal years ended August 31, 2001, 2002, 2003 and 2004 has been audited by other independent auditors.


CITI PREMIUM LIQUID RESERVES

                                                                           YEARS ENDED AUGUST 31,
                                           -----------------------------------------------------------------------------------
                                             2005          2004              2003               2002                2001
                                           ----------   ------------     --------------     --------------      --------------
Net asset value, beginning of year                     $    1.00000     $       1.00000     $      1.00000     $       1.00000
Net investment income                                       0.00784++           0.01076            0.02037             0.05258
Distributions from net investment income                   (0.00784)++         (0.01076)          (0.02037)           (0.05258)
Net asset value, end of year                           $    1.00000     $       1.00000     $      1.00000     $       1.00000

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)
Ratios to Average Net Assets:                          $    949,500     $     1,531,966     $    1,312,633     $     1,303,206

Expenses+#                                                    0.40%               0.40%              0.40%               0.40%
Net investment income+                                        0.78%               1.07%              2.03%               5.17%
TOTAL RETURN                                                  0.79%               1.09%              2.06%               5.39%

NOTE: IF THE MANAGER OF THE FUND AND MANAGERS OF LIQUID RESERVES PORTFOLIO
(FORMERLY CASH RESERVES PORTFOLIO) HAD NOT VOLUNTARILY WAIVED ALL OR A PORTION
OF THEIR FEES DURING THE PERIOD INDICATED, THE NET INVESTMENT INCOME PER SHARE
AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

Net investment income per share                       $      0.00661++  $       0.00978     $      0.01831     $       0.04898
RATIOS TO AVERAGE NET ASSETS:
Expenses+                                                      0.50%              0.50%              0.59%               0.80%
Net investment income+                                         0.68%              0.97%              1.84%               4.77%


+ Includes the Fund's share of Liquid Reserves Portfolio's (formerly Cash Reserves Portfolio) allocated expenses.

++ Includes $0.00009 of short term capital gains.

# The ratio of expenses to average net assets will not exceed 0.40% as a result of a voluntary expense limitation, which may be terminated at any time.

The financial highlights table is intended to help you understand Citi Premium U.S. Treasury Reserves' financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by _________________________, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

CITI PREMIUM U.S. TREASURY RESERVES


                                                                    YEARS ENDED AUGUST 31,
                                     --------------------------------------------------------------------------------------
                                       2005           2004               2003               2002                  2001
                                     ----------   -------------      -------------      --------------        -------------
Net asset value, beginning of year               $     1.00000      $     1.00000      $      1.00000        $     1.00000
Net investment income and net
realized gain                                          0.00571            0.00848             0.01689              0.04778
Distributions from net investment
income and net realized gain                          (0.00571)          (0.00848)           (0.01689)            (0.04778)
Net asset value, end of year                     $     1.00000      $     1.00000      $      1.00000        $     1.00000
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's
omitted)                                         $     390,847      $     372,823      $      724,108        $     420,757
RATIOS TO AVERAGE NET ASSETS:

Expenses+#                                                0.45%              0.45%               0.45%                0.45%
Net investment income+                                    0.56%              0.91%               1.67%                4.76%
TOTAL RETURN                                              0.57%              0.85%               1.70%                4.88%

Note: If the Fund's Manager and the Manager of U.S. Treasury Reserves Portfolio had not voluntarily waived all or a portion of their fees, net investment income per share and ratios would have been as follows:

Net investment income per share                  $     0.00488      $     0.00732      $      0.01564         $    0.04438
RATIOS TO AVERAGE NET ASSETS:

Expenses+                                                 0.53%              0.53%              0.64%                 0.84%
Net investment income+                                    0.48%              0.83%              1.49%                 4.37%

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

# The ratio of expenses to average net assets will not exceed 0.45% as a result of a voluntary expense limitation, which may be terminated at any time.

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Funds' investments is available in that Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.


To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792, toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.


The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

SEC File Numbers: 811-5812
811-6740


FD_______

                                                                    Statement of
                                                          Additional Information

                                                               December 31, 2005


CITI(SM) PREMIUM LIQUID RESERVES
CITI(SM) PREMIUM U.S. TREASURY RESERVES
(THE "FUNDS")


     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated December 31, 2005, for CitiSM Premium Liquid Reserves (also referred to as "Liquid Reserves") and CitiSM Premium U.S. Treasury Reserves (also referred to as "U.S. Treasury Reserves"). This Statement of Additional Information should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the financial statements described in section 11 hereof. These financial statements can be found in the Funds' Annual Reports to Shareholders. An investor may obtain copies of the Funds' Prospectuses and Annual Reports without charge by calling 1-800-331-1792 toll-free.



     The Funds are each separate series of CitiFundsSM Premium Trust (the "Trust"). The address and telephone number of the Trust are 125 Broad Street, New York, New York 10004, 1-800-331-1792. The Trust invests all of the investable assets of Liquid Reserves and U.S. Treasury Reserves in Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio (collectively, the "Portfolios"), respectively. The address and telephone number of the Portfolios are 125 Broad Street, New York, New York 10004, 1-800-331-1792.


     FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


TABLE OF CONTENTS                                                           PAGE
-----------------                                                           ----
    1.  The Funds                                                              2
    2.  Investment Objectives, Policies and Restrictions                       3
    3.  Determination of Net Asset Value                                      10
    4.  Management                                                            12
    5.  Dealer Commissions and Concessions                                    25
    6.  Portfolio Transactions                                                26
    7.  Disclosure of Portfolio Holdings                                      26
    8.  Description of Shares, Voting Rights and Liabilities                  29
    9.  Certain Additional Tax Matters                                        31
   10. Independent Registered Public Accounting Firm and Financial Statements 32
Appendix A -- Proxy Voting Policies and Procedures                           A-1


     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                  1. THE FUNDS


     The Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on May 23, 1989. Prior to January 2, 1998, the Trust was called Landmark Premium Funds. Shares of the Trust are divided into two separate series, Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves, which are described in this Statement of Additional Information. Prior to January 1, 2001, Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves were called CitiFunds Premium Liquid Reserves and CitiFunds Premium U.S. Treasury Reserves, respectively, and prior to January 2, 1998, were called Premium Liquid Reserves and Premium U.S. Treasury Reserves, respectively. References in this Statement of Additional Information to the Prospectus are to the Prospectus, dated December 31, 2005, of the Funds by which shares of the Funds are offered.



     Each of the Funds is a type of mutual fund commonly referred to as a "money market fund." The net asset value of each of the Funds' shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")


     The Funds utilize a master/feeder structure by investing all the investable assets of Liquid Reserves and U.S. Treasury Reserves in Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively. Each of the Portfolios is a diversified open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund.


     The Trustees of the Trust believe that the aggregate per share expenses of Liquid Reserves and U.S. Treasury Reserves and their corresponding Portfolios will be less than or approximately equal to the expenses that each Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Either Fund may withdraw its investment in its Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.


     Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.


     The Portfolios, as New York trusts, are not required to hold and have no intention of holding annual meetings of investors. However, when a Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When a Fund is asked to vote on matters concerning its corresponding Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See "Description of Shares, Voting Rights and Liabilities." Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.


     The Portfolios may sell interests to investors in addition to the Funds. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

     Information about other holders of interests in the Portfolios is available from the Funds' distributor, Citigroup Global Markets Inc. ("CGMI" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800 451-2010.

     Each Fund may, in the future, convert to a fund of funds structure. In a fund of funds structure, a fund invests all or a portion of its assets in multiple investment companies.

     Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to each Fund and each Portfolio. Citi Fund Management manages the investments of each Portfolio from day to day in accordance with the investment objectives and policies of that Portfolio. The selection of investments for the Portfolio and the way it is managed, depends on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Funds and Portfolios.


     Shares of each Fund are continuously offered by the Distributor and may be purchased from the Distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, investment advisers or broker-dealers that have entered into an agreement with the Distributor (called "Service Agents"). The Distributor and Service Agents may receive fees from the Funds pursuant to shareholder services and distribution plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").


               2. INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

     The investment objective of CITISM PREMIUM LIQUID RESERVES is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.


     The investment objective of CITISM PREMIUM U.S. TREASURY RESERVES is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.


     The investment objective of each Fund may be changed without approval by that Fund's shareholders. Of course, there can be no assurance that either Fund will achieve its investment objectives.

                               INVESTMENT POLICIES

     All of the investable assets of Liquid Reserves and U.S. Treasury Reserves are invested in Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively, each of which has the same investment objective and policies as its corresponding Fund. The Prospectus contains a discussion of the principal investment strategies of each Fund and certain risks of investing in each Fund. The following supplements the information contained in the Prospectus concerning the investment objectives, policies and techniques of each Fund and Portfolio, and contains more information about the various types of securities in which each Fund and each Portfolio may invest and the risks involved in such investments. Since the investment characteristics of Liquid Reserves and U.S. Treasury Reserves will correspond directly to those of the Portfolios in which they invest, the following applies to both the Funds and the Portfolios, as applicable.

     Either Fund may withdraw its investment from its corresponding Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund to do so. If any of the Funds were to then invest directly in securities, the Fund's assets would be invested in accordance with the investment policies described below. The approval of a Fund's shareholders would not be required to change that Fund's investment objectives or any of its investment policies. Likewise, the approval of the investors in a Portfolio would not be required to change that Portfolio's investment objectives or any of its investment policies discussed below. If, however, either U.S. Treasury Reserves or U.S. Treasury Reserves Portfolio were to change its investment policies so that more than 20% of its assets, under normal market conditions, could be invested in securities other than those issued or backed by the U.S. Treasury, U.S. Treasury Reserves would give written notice to its shareholders at least 60 days prior to implementing the change.

CITI PREMIUM LIQUID RESERVES

Citi Premium Liquid Reserves invests all of its investable assets in Liquid Reserves Portfolio, which was formerly called Cash Reserves Portfolio. Liquid Reserves Portfolio seeks to achieve its investment objective through investments in high quality U.S. dollar-denominated money market instruments. All investments by Liquid Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (I.E., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Liquid Reserves Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, Liquid Reserves and Liquid Reserves Portfolio are each classified as "diversified," although in the case of Liquid Reserves, all of its investable assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (E.G., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. Liquid Reserves Portfolio invests, under normal circumstances in:

          (1) Bank obligations -- Liquid Reserves Portfolio may invest from time to time up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits, and bankers' acceptances. Up to 25% of the Portfolio's assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.


          Liquid Reserves Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.


          Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. A bankers' acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers' acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.


          U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.


Liquid Reserves Portfolio limits its investments in "non-U.S. bank obligations" to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of US. banks which meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-US. banks that
(i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Liquid Reserves Portfolio does not purchase any bank obligation of any affiliate of the Manager.

     Since Liquid Reserves Portfolio may hold investments in non-U.S. bank obligations, an investment in Liquid Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank, and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.


     The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Liquid Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Liquid Reserves Portfolio generally will be subject to whatever risk may exist that the non-US. country may impose restrictions on payment of certificates of deposit or time deposits. U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Liquid Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

     Non-U.S. banks in whose obligations Liquid Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.


     (2) Obligations of, or guaranteed by, non-U.S. governments. Liquid Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in subsection (1) above in connection with the purchase of non-U.S. bank obligations.


     (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.


(4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and
(iii) obligations of the Student Loan Marketing Association, respectively.

(5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. (See "Repurchase Agreements" below for a description of repurchase agreements.) (6) Asset-backed securities, that represent fractional interests in pools of retail installment loans, both secured such as certificates for automobile receivables ("CARS") and unsecured, or leases or fractional interests in pools of revolving credit card receivables ("CARDS"), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral

(usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Liquid Reserves Portfolio may invest in other asset-backed securities.

     Liquid Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

CITI PREMIUM U.S. TREASURY RESERVES

     Citi Premium U.S. Treasury Reserves invests all of its investable assets in U.S. Treasury Reserves Portfolio. U.S. Treasury Reserves Portfolio seeks to achieve its investment objective by investing in obligations of, or guaranteed by, the U.S. government, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and in issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements except in unusual circumstances when, in the Manager's judgment, direct U.S. Treasury obligations are not available. All investments by the Portfolio are in "first tier" securities (I.E., securities rated in the highest rating category for short-term obligations by at least two NRSRO's assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality, as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. U.S. Treasury Reserves Portfolio may hold uninvested cash reserves pending investment.

STRUCTURED INSTRUMENTS

Each of the Funds and Portfolios may invest in structured instruments. Structured instruments are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which a Fund or Portfolio may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

     Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to a Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While a Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

REPURCHASE AGREEMENTS

     Liquid Reserves and Liquid Reserves Portfolio may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio may not invest in repurchase agreements except in unusual circumstances when, in the Manager's judgment, direct U.S. Treasury obligations are not available. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determing the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. All repurchase agreements entered into by the Funds shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian shall have control of the collateral, which the Manager believes will give the applicable Fund a valid, perfected security interest in the collateral. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Funds. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Funds. A Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.

LENDING OF SECURITIES

Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by a Fund would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and, with respect to cash collateral, would receive any income generated by the Fund's investment of the collateral (subject to a rebate payable to the borrower). The borrower alternatively may pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33(1)/3% of the value of its net assets.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

     Each Fund and Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.

                             INVESTMENT RESTRICTIONS

     The Funds and the Portfolios have each adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding shares" of the applicable Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.


     Whenever the Fund is requested to vote on a change in the investment restrictions or fundamental policies of the Portfolio, the Fund will generally call a meeting of its shareholders and will vote its shares in the Portfolio in accordance with instructions it receives from its shareholders. To the extent it does not receive instructions from its shareholders, the Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who are giving instructions. Alternatively, without seeking instructions from its shareholders, the Fund could vote its shares in the Portfolio in the same proportion as the vote of all other investors in the Portfolio.

A Fund or a Portfolio may not:

     (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.


     (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or the Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended in selling a portfolio security.


     (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or the Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

          (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contracts and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

          (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

          (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that Citi Premium Liquid Reserves may invest at least 25% of its assets in bank obligations issued by domestic banks.

     If a percentage or rating restriction on investment or utilization of assets (taken at market value) set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstances is not considered a violation of policy.

                       3. DETERMINATION OF NET ASSET VALUE

     The net asset value of each share of the Funds is determined on each day on which the New York Stock Exchange is open for trading. This determination is normally made once during each such day as of 4:00 p.m., Eastern time, for Liquid Reserves and 2:00 p.m., Eastern time, for U.S. Treasury Reserves, by dividing the value of each Fund's net assets (I.E., the value of its assets, including its investment in a Portfolio, less its liabilities, including expenses payable or accrued) by the number of the Fund's shares outstanding at the time the determination is made. On days when the financial markets in which a Fund invests close early, such Fund's net asset value is determined as of the earlier close of these markets. As of the date of this Statement of Additional Information, the Exchange is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.

     The value of a Portfolio's net assets (I.E., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund's investment in the corresponding Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.


     The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than (1)/2 of 1% from their value determined on the basis of amortized cost, the applicable Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.


     Pursuant to the rules of the SEC, the Funds' and the Portfolios' Boards of Trustees have established procedures to stabilize the value of the Funds' and Portfolios' net assets within (1)/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed (1)/2 of 1% for a Fund or Portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations.


     Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds' shareholders annually after the close of each Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

     It is expected that each Fund will have a positive net income at the time of each determination thereof. If for any reason a Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security or if a Fund's expenses exceeded its income, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

SALE OF SHARES

     Subject to compliance with applicable regulations, the Funds and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.


     Shareholders may redeem Fund shares by sending written instructions in proper form to the Funds' transfer agent or, if they hold their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.


     Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling their Service Agents. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

     The Funds and the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

INVOLUNTARY REDEMPTION OF SHARES

The Trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of that Fund (for example, in the case of a market timer). See "Description of Shares, Voting Rights and Liabilities".

                                  4. MANAGEMENT


     Each Fund and Portfolio is supervised by a Board of Trustees of which at least 75% of the Trustees are not affiliated with the Manager. The Trustees and officers of the Trusts, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies in the fund complex overseen by the Trustees and other directorships they hold are set forth below. The address of each Trustee is c/o Jay Gerken, 399 Park Avenue, New York, New York 10022. Each Trustee holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.



     An asterisk in the table below identifies those Trustees and officers who are "interested persons" of the Trust and the Portfolio as defined in the 1940 Act. Each Trustee and officer of the Trust and the Portfolios noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.


----------------------------------------------------------------------------------------------------------------------------
NAME AND YEAR          POSITION(S)   LENGTH       PRINCIPAL OCCUPATION(S)             NUMBER OF      OTHER BOARD
OF BIRTH               WITH FUND     OF TIME      DURING PAST 5 YEARS                 PORTFOLIOS     MEMBERSHIPS HELD
                                     SERVED                                           IN FUND        BY TRUSTEE DURING
                                                                                      COMPLEX        PAST FIVE YEARS
                                                                                      OVERSEEN
                                                                                      BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED
TRUSTEES:
----------------------------------------------------------------------------------------------------------------------------
Elliott J. Berv        Trustee       Since 2001   Executive Vice President and        37             Board Member,
Born 1943                                         Chief Operations Officer, DigiGym                  American Identity
                                                  Systems (on-line personal                          Corp. (doing business
                                                  training systems) (since 2001);                    as Morpheus
                                                  Consultant, Catalyst (consulting)                  Technologies)
                                                  (since 1984); Chief Executive                      (biometric
                                                  Officer, Motocity USA (motorsport                  information
                                                  racing) (since 2004)                               management) (since
                                                                                                     2001); Director,
                                                                                                     Lapoint Industries
                                                                                                     (industrial filter
                                                                                                     company) (since
                                                                                                     2002); Director,
                                                                                                     Alzheimer's
                                                                                                     Association (New
                                                                                                     England Chapter)
                                                                                                     (since 1998)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NAME AND YEAR          POSITION(S)   LENGTH       PRINCIPAL OCCUPATION(S)             NUMBER OF      OTHER BOARD
OF BIRTH               WITH FUND     OF TIME      DURING PAST 5 YEARS                 PORTFOLIOS     MEMBERSHIPS HELD
                                     SERVED                                           IN FUND        BY TRUSTEE DURING
                                                                                      COMPLEX        PAST FIVE YEARS
                                                                                      OVERSEEN
                                                                                      BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Donald M. Carlton      Trustee       Since 2001   Consultant, URS Corporation         32             Director,
Born 1937                                         (engineering) (since 1999);                        Temple-Inland (forest
                                                  former Chief Executive Officer,                    products) (since
                                                  Radian International L.L.C.                        2003); Director,
                                                  (engineering) (from 1996 to                        American Electric
                                                  1998); Member of the Management                    Power Co. (electric
                                                  Committee, Signature Science                       utility) (since
                                                  (research and development) (since                  1999); Director,
                                                  2000)                                              National Instruments
                                                                                                     Corp. (technology)
                                                                                                     (since 1994); former
                                                                                                     Director, Valero
                                                                                                     Energy (petroleum
                                                                                                     refining) (from 1999
                                                                                                     to 2003)
----------------------------------------------------------------------------------------------------------------------------
A. Benton
Cocanougher            Trustee       Since 2001   Dean Emeritus and Professor,        32             None
Born 1938                                         Texas A&M University (since
                                                  2004); former Interim
                                                  Chancellor, Texas A&M
                                                  University System (from 2003
                                                  to 2004); former Special
                                                  Advisor to the President,
                                                  Texas A&M University (from
                                                  2002 to 2003); former Dean
                                                  Emeritus and Wiley Professor,
                                                  Texas A&M University (from
                                                  2001 to 2002); former Dean and
                                                  Professor of Marketing,
                                                  College and Graduate School of
                                                  Business of Texas A&M
                                                  University (from 1987 to 2001)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NAME AND YEAR          POSITION(S)   LENGTH       PRINCIPAL OCCUPATION(S)             NUMBER OF      OTHER BOARD
OF BIRTH               WITH FUND     OF TIME      DURING PAST 5 YEARS                 PORTFOLIOS     MEMBERSHIPS HELD
                                     SERVED                                           IN FUND        BY TRUSTEE DURING
                                                                                      COMPLEX        PAST FIVE YEARS
                                                                                      OVERSEEN
                                                                                      BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Mark T. Finn           Trustee       Since 2001   Adjunct Professor, College of       37             Former President and
Born 1943                                         William & Mary (since 2002);                       Director, Delta
                                                  Principal/Member, Balvan Partners                  Financial, Inc.
                                                  (investment management) (since                     (investment advisory
                                                  2002); Chairman, Chief Executive                   firm) (from 1983 to
                                                  Officer and Owner, Vantage                         1999)
                                                  Consulting Group, Inc.
                                                  (investment advisory and
                                                  consulting firm) (since 1998);
                                                  former Vice Chairman and Chief
                                                  Operating Officer, Lindner
                                                  Asset Management Company
                                                  (mutual fund company) (from
                                                  1988 to 2001); former General
                                                  Partner and Shareholder,
                                                  Greenwich Ventures LLC
                                                  (investment partnership) (from
                                                  1996 to 2001); former
                                                  President, Secretary, and
                                                  Owner, Phoenix Trading Co.
                                                  (commodity trading advisory
                                                  firm) (from 1997 to 2000)
----------------------------------------------------------------------------------------------------------------------------
Stephen Randolph       Trustee       Since 2001   Chairman, HLB Gross Collins, PC     37             Director, Andersen
Gross                                             (accounting and consulting firm)                   Calhoun (assisted
Born 1947                                         (since 1979); Treasurer, Coventry                  living) (since 1987);
                                                  Limited, Inc. (Senior Living                       former Director, Yu
                                                  Facilities) (since 1985); former                   Save, Inc. (internet
                                                  Managing Director, Fountainhead                    company) (from 1998
                                                  Ventures, L.L.C. (technology                       to 2000); former
                                                  accelerator) (1998 to 2003);                       Director,
                                                  former Treasurer, Hank Aaron                       Hotpalm.com, Inc.
                                                  Enterprises (fast food franchise)                  (wireless
                                                  (from 1985 to 2001); former                        applications) (from
                                                  Partner, Capital Investment                        1998 to 2000); former
                                                  Advisory Partners (leverage                        Director, United
                                                  buyout consulting) (from 2000 to                   Telesis, Inc.
                                                  2002); former Secretary, Carint                    (telecommunications)
                                                  N.A. (manufacturing) (from 1998                    (from 1997 to 2002);
                                                  to 2002)                                           former Director,
                                                                                                     ebank.com, Inc. (from
                                                                                                     1997 to 2004)
----------------------------------------------------------------------------------------------------------------------------
Diana R. Harrington    Trustee       Since 1992   Professor, Babson College (since    37             None
Born 1940                                         1993)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NAME AND YEAR          POSITION(S)   LENGTH       PRINCIPAL OCCUPATION(S)             NUMBER OF      OTHER BOARD
OF BIRTH               WITH FUND     OF TIME      DURING PAST 5 YEARS                 PORTFOLIOS     MEMBERSHIPS HELD
                                     SERVED                                           IN FUND        BY TRUSTEE DURING
                                                                                      COMPLEX        PAST FIVE YEARS
                                                                                      OVERSEEN
                                                                                      BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Susan B. Kerley        Trustee       Since 1992   Consultant, Strategic Management    37             Chairman and
Born 1951                                         Advisors, LLC (investment                          Independent Board
                                                  consulting) (since 1990)                           Member of Eclipse
                                                                                                     Fund, Inc. and
                                                                                                     Eclipse Funds (which
                                                                                                     trade as Mainstay
                                                                                                     Funds) (currently
                                                                                                     supervises 16
                                                                                                     investment companies
                                                                                                     in the fund complex)
----------------------------------------------------------------------------------------------------------------------------
Alan G. Merten         Trustee       Since 2001   President, George Mason             32             Director, Xybernaut
Born 1941                                         University (since 1996)                            Corporation
                                                                                                     (information
                                                                                                     technology) (since
                                                                                                     2004); Director,
                                                                                                     Digital Net Holdings,
                                                                                                     Inc. (since 2003);
                                                                                                     Director, Comshare,
                                                                                                     Inc. (information
                                                                                                     technology) (from
                                                                                                     1985 to 2003)
----------------------------------------------------------------------------------------------------------------------------
R. Richardson
Pettit                 Trustee       Since 2001   Professor of Finance, University    32             None
Born 1942                                         of Houston (from 1977 to 2002);
                                                  Independent Consultant (since
                                                  1984)
----------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEE:
----------------------------------------------------------------------------------------------------------------------------
R. Jay Gerken*         President,    Since 2002   Managing Director of CGMI;          185            None
Born 1951              Chairman                   Chairman, President and Chief
                       and Chief                  Executive Officer of SBFM and
                       Executive                  CFM; President and Chief
                       Officer                    Executive Officer of certain
                                                  mutual funds associated with
                                                  Citigroup; formerly, Chairman,
                                                  President and Chief Executive
                                                  Officer of TIA (from 2002 to
                                                  2005); Portfolio Manager of
                                                  Smith Barney Allocation Series
                                                  Inc. (from 1996 to 2001) and
                                                  Smith Barney Growth and Income
                                                  Fund (from 1996 to 2001);
                                                  Chairman of the Board, Trustee
                                                  or Director of 185 funds in
                                                  the Citigroup fund complex
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NAME AND YEAR          POSITION(S)   LENGTH       PRINCIPAL OCCUPATION(S)             NUMBER OF      OTHER BOARD
OF BIRTH               WITH FUND     OF TIME      DURING PAST 5 YEARS                 PORTFOLIOS     MEMBERSHIPS HELD
                                     SERVED                                           IN FUND        BY TRUSTEE DURING
                                                                                      COMPLEX        PAST FIVE YEARS
                                                                                      OVERSEEN
                                                                                      BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS:
----------------------------------------------------------------------------------------------------------------------------
Andrew Shoup*          Senior Vice   Since 2003   Director of CAM; Chief              N/A            N/A
Citigroup Asset        President                  Administrative Officer of certain
Management             and Chief                  mutual funds associated with
125 Broad Street       Administrative             Citigroup; Head of International
New York, NY 10004     Officer                    Funds Administration of CAM (from
                                                  2001 to 2003); Director of Global
Born 1956                                         Funds Administration of CAM (from
                                                  2000 to 2001); Head of Citibank
                                                  U.S. Funds Administration of CAM
                                                  (from 1998 to 2000)
----------------------------------------------------------------------------------------------------------------------------
Robert I. Frenkel*     Secretary     Since 2000   Managing Director and General       N/A            N/A
Citigroup Asset        and           Since 2003   Counsel, Global Mutual Funds for
Management             Chief Legal                CAM (since 2000); Officer of
300 First              Officer                    Citigroup or its predecessors
Stamford Place                                    (since 1994); Secretary of CFM;
Stamford, CT 06902                                Secretary of certain mutual funds
                                                  associated with Citigroup; Chief
Born 1954                                         Legal Officer of certain mutual
                                                  funds associated with Citigroup
----------------------------------------------------------------------------------------------------------------------------
Andrew Beagley*        Chief         Since 2004   Chief Anti-Money Laundering         N/A            N/A
Citigroup Asset        Compliance                 Compliance Officer and Chief
Management             Officer and   Since        Compliance Officer of certain
399 Park Avenue        Chief         2002         mutual funds associated with
New York, NY 10022     Anti-Money                 Citigroup; Managing Director,
                       Laundering                 CGMI (since 2005); Director, CGMI
Born 1962              Compliance                 (from 2000 to 2005); Director of
                       Officer                    Compliance, North America, of CAM
                                                  (since 2000); Director of
                                                  Compliance, Europe, the Middle
                                                  East and Africa, of CAM (from
                                                  1999 to 2000); Compliance
                                                  Officer, Salomon Brothers Asset
                                                  Management Limited, Smith Barney
                                                  Global Capital Management Inc.,
                                                  Salomon Brothers Asset Management
                                                  Asia Pacific Limited (from 1997
                                                  to 1999)
----------------------------------------------------------------------------------------------------------------------------
Frances Guggino*       Chief         Since 2002   Director, CAM; Treasurer and/or     N/A            N/A
Citigroup Asset        Financial                  Controller of certain funds
Management             Officer and                associated with Citigroup (since
125 Broad Street       Treasurer                  1991)
New York, NY
10004

Born 1957
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NAME AND YEAR          POSITION(S)   LENGTH       PRINCIPAL OCCUPATION(S)             NUMBER OF      OTHER BOARD
OF BIRTH               WITH FUND     OF TIME      DURING PAST 5 YEARS                 PORTFOLIOS     MEMBERSHIPS HELD
                                     SERVED                                           IN FUND        BY TRUSTEE DURING
                                                                                      COMPLEX        PAST FIVE YEARS
                                                                                      OVERSEEN
                                                                                      BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Wendy Setnicka*        Controller    Since 2004   Vice President, CAM (since 2002);   N/A            N/A
Citigroup Asset                                   Assistant Vice President, CAM
Management                                        (from 1998 to 2002)
125 Broad Street
New York, NY 10004

Born 1964
----------------------------------------------------------------------------------------------------------------------------
Thomas C. Mandia*      Assistant     Since 2000   Managing Director and Deputy        N/A            N/A
300 First              Secretary                  General Counsel, CAM (Since
Stamford Place                                    1992); Assistant Secretary of
Stamford, CT 06902                                certain mutual funds associated
Birth year: 1962                                  with Citigroup
----------------------------------------------------------------------------------------------------------------------------
Rosemary D. Emmens     Assistant     Since 2000   Director and Associate General      N/A            N/A
300 First              Secretary                  Counsel, CAM (since 1998);
Stamford Place                                    Counsel, The Dreyfus Corporation
Stamford, CT 06902                                (1995-1998); Assistant Secretary
Birth year: 1969                                  of certain mutual funds
                                                  associated with Citigroup
----------------------------------------------------------------------------------------------------------------------------
Harris C. Goldblat*    Assistant     Since 2000   Director and Associate General      N/A            N/A
300 First              Secretary                  Counsel, CAM (since 2000);
Stamford Place                                    Assistant Secretary of certain
Stamford, CT 06902                                mutual funds associated with
Birth Year: 1969                                  Citigroup; Associate, Stroock
                                                  Stroock & Lavan LLP (1997-2000)
----------------------------------------------------------------------------------------------------------------------------
George Hoyt*           Assistant     Since 2005   Vice President and Assistant        N/A            N/A
300 First              Secretary                  General Counsel, CAM (since
Stamford Place                                    2005); Assistant Secretary of
Stamford, CT 06902                                certain mutual funds associated
Birth Year: 1965                                  with Citigroup; Associate, Sidley
                                                  Austin Brown & Wood, LLP (from
                                                  2000-2005)
----------------------------------------------------------------------------------------------------------------------------

     The business affairs of the Funds are managed by or under the direction of the Board of Trustees.

     The Board of Trustees has a standing Audit Committee comprised of all of the Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. The Audit Committee oversees the scope of each Fund's audit, each Fund's accounting and financial reporting policies and practices and its internal controls. The primary purposes of the Board's Audit Committee are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of the Funds, the qualifications and independence of the Funds' independent registered public accounting firm, and the Funds' compliance with legal and regulatory requirements. The Audit committee approves, and recommends to the Non-Interested Trustees for their ratification, the selection, appointment, retention or termination of the Funds' independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to each Fund by the independent registered public accounting firm and all permissible non-audit services provided by the Funds' independent registered public accounting firm to its Manager and any affiliated service providers if theengagement related directly to the Funds' operations and financial reporting. During the most recent fiscal year, the Audit Committee met ___ times.

      The Board has a standing governance committee comprised of all of the Trustees who are not "interested persons" within the meaning of the 1940 Act, are members of the governance committee.

      The governance committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The governance committee met ____ times as of the most recent fiscal year ended August 31, 2005.

      The governance committee may consider nominees recommended by a shareholder. Shareholders who wish to recommend a nominee should send recommendations to the Funds' Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

      The governance committee identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The committee meets to discuss and consider such candidates' qualifications and then chooses a candidate by majority vote. The committee does not have specific, minimum qualifications for nominees, nor has it established specific qualities or skills that it regards as necessary for one or more of the Trustees to possess (other than any qualities or skills that may be required by applicable law, regulation or listing standard). However, in evaluating a person as a potential nominee to serve as a Trustee, the governance committee may consider the following factors, among any others it may deem relevant:

      o whether or not the person is an "interested person," as defined in the 1940 Act, and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee;

      o whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser, service providers or their affiliates;

      o whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related mutual fund complexes;

      o whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a Trustee;

      o the contribution which the person can make to the Board (or, if the person has previously served as a Trustee, the contribution which the person made to the Board during his or her previous term of service), with consideration being given to the person's business and professional experience, education and such other factors as the committee may consider relevant;

      o     the character and integrity of the person; and

      o whether or not the selection and nomination of the person would be consistent with the requirements of the retirement policies of the Funds, as applicable.

      The Board also has a standing Performance and Review Committee comprised of all of the Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. The Performance and Review Committee is responsible for, among other things, reviewing performance and benchmarks and overseeing the implementation and renewal of each Fund's management contract, applicable distribution plans and distribution agreement. The Performance and Review Committee met ______ times as of the most recent fiscal year ended August 31, 2005.

     The following table shows the amount of equity securities owned by the Trustees in the Funds and in other investment companies in the fund complex supervised by the Trustees as of December 31, 2004.

                        DOLLAR RANGE OF EQUITY SECURITIES

                                                                                  AGGREGATE DOLLAR
                                                                                   RANGE OF EQUITY
                                                                                  SECURITIES IN ALL
                                                                                REGISTERED INVESTMENT
                                                           CITI PREMIUM          COMPANIES OVERSEEN
                                    CITI PREMIUM          U.S. TREASURY         BY THE TRUSTEE IN THE
NAME OF DIRECTOR                  LIQUID RESERVES            RESERVES               FUND COMPLEX
----------------                  ---------------            --------               ------------
DISINTERESTED TRUSTEES:
Elliott J. Berv                                                                   $50,001-$100,000
Donald M. Carlton                                                                   Over $100,000
A. Benton Cocanougher                                                                $1-$10,000
Mark T. Finn                                                                         $1-$10,000
Stephen Randolph Gross                  None                   None                     None
Diana Harrington                        None              $10,001-$50,000          $10,001-$50,000
Susan B. Kerley                                                                      $1-$10,000
Alan G. Merten                                                                       $1-$10,000
R. Richardson Pettit                                                               10,001-$50,000
INTERESTED TRUSTEE:
R. Jay Gerken                                                                       Over $100,000

      Neither the disinterested trustees nor their family members had any interest in the Manager, the Distributor or, and any person directly or indirectly controlling, controlled by, or under common control with the Manager or the Distributor as of December 31, 2004.

     Information regarding compensation paid to the Trustees for the fiscal year ended August 31, 2005 is set forth below. Mr. Gerken is not compensated for his service as Trustee because of his affiliation with the Manager.


     Information regarding compensation paid to the Trustees as of the most recent fiscal year ended August 31, 2005 is set forth below. The Trustees who are not "interested persons," as defined in the 1940 Act, receive a fee for each meeting of the Board and committee meetings attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Mr. Gerken, an "interested person," as defined in the 1940 Act, does not receive compensation from the Funds but may be reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

     Each Fund pays a pro rata share of Trustee fees based upon asset size. The Funds currently pay each of the Trustees who is not a director, officer or employee of the Manager or any of its affiliates its pro rata share of: an annual fee of $48,000 plus $12,000 for each regularly scheduled Board meeting attended, $6,000 for each special telephonic Board meeting attended, and $500 for each ad-hoc telephonic meeting in which that Trustee participates. The lead independent Trustee will receive an additional $10,000 per year and the Chairs of the Audit Committee and Performance and Review Committee will each receive an additional $7,500 per year. The Funds will reimburse Trustees for travel and out-of-pocket expenses incurred in connection with Board meetings.

                           TRUSTEES COMPENSATION TABLE


                                           AGGREGATE     PENSION OR
                             AGGREGATE    COMPENSATION   RETIREMENT        TOTAL
                            COMPENSATION  FROM PREMIUM  BENEFITS PAID   COMPENSATION     NUMBER OF FUNDS
                            FROM PREMIUM      U.S.       AS PART OF       FROM THE       IN COMPLEX UPON
                               LIQUID       TREASURY        FUND          TRUST AND        WHICH THE
TRUSTEE                      RESERVES(1)   RESERVES(1)   EXPENSES(1)     COMPLEX(2)     TRUSTEES SERVED(2)
-------                      -----------   -----------   -----------     ----------     ------------------
DISINTERESTED TRUSTEES
Elliott J. Berv                                              None           $90,200             37
Donald M. Carlton                                            None           $92,800             32
A. Benton Cocanougher                                        None           $83,400             32
Mark T. Finn                                                 None           $95,400             37
Stephen Randolph Gross                                       None           $95,300             37
Diana R. Harrington                                          None           $90,100             37
Susan B. Kerley                                              None          $120,200             37
Alan G. Merten                                               None           $82,600             32
R. Richardson Pettit                                         None           $90,300             32
INTERESTED TRUSTEE
R. Jay Gerken                                                None             $0               222

(1)   Information is for the fiscal year ended August 31, 2005.
(2)   Information is for the calendar year ending December 31, 2004.

     The Trustees of the Funds have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age
75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies in the fund complex, including the Funds, for at least ten years and who have attained at least the age of 67 when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Trustees are first eligible to receive the minimum retirement benefit under the Plan (50% of the maximum benefit) after five years of service and attainment of at least the age of 67. Retirement benefit eligibility increases proportionately with each additional year of service until eligibility for the maximum benefit has been attained. Amounts under the Plan may be paid in twenty equal quarterly installments or, if the applicable Trustee has made a timely election, in a lump sum (discounted to present value). Benefits under the Plan are unfunded.



     The following table shows the estimated retirement benefit that would be payable under the Plan upon retirement at the specified compensation and years-of-service classifications.

                                YEARS OF SERVICE

     AVERAGE
  COMPENSATION
 INLAST YEAR OF                                                                              10 YEARS
     SERVICE        5 YEARS     6 YEARS        7 YEARS        8 YEARS      9 YEARS           OR MORE
     -------        -------     -------        -------        -------      -------           --------
     $80,000       $200,000     $240,000       $280,000       $320,000     $360,000         $  400,000
     $90,000       $225,000     $270,000       $315,000       $360,000     $405,000         $  450,000
    $100,000       $250,000     $300,000       $350,000       $400,000     $450,000         $  500,000
    $110,000       $______      $______        $______        $______      $______          $  ______
    $120,000       $______      $______        $______        $______      $______          $  ______
    $130,000       $______      $______        $______        $______      $______          $  ______


     Assuming continuous service as a Trustee of the Funds until the age of mandatory retirement under the Plan, each disinterested Trustee will have achieved at least ten credited years of service and will be eligible for the maximum retirement benefit under the Plan.

     During the fiscal year ended August 31, 2005, former Trustees of the Funds received the following retirement benefits under the Plan: Mr. Riley C. Gilley, an aggregate of ______ in 4 quarterly installment payments; and Mr. E. Kirby Warren, an aggregate of ______ in 4 quarterly installment payments; and Mr. William Woods an aggregate of ______ in 4 quarterly installment payments.


     As of December __, 2005, the Trustees and officers as a group owned less than 1% of the Fund.


     As of December __, 2005, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Liquid Reserves:


     As of December __, 2005, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of US Treasury Reserves:


     The Declaration of Trust of each of the Trust and the Portfolios provides that the Trust or such Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or such Portfolio, as the case may be, unless, as to liability to the Trust or such Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or such Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust or such Portfolio, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.


     Officers receive no compensation from the Funds although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

MANAGER


     The Manager acts as the investment manager to each Portfolio and each Fund pursuant in each case to management agreements (each, a "Management Agreement"). In connection with the proposed change of control of the Manager, in August 2005 the Trustees approved a new Management Agreement for each Fund, subject to shareholder approval, that is substantially similar in all material respects to the Management Agreement then in effect for such Fund. Currently, advisory services for each Fund are provided through its corresponding Portfolio, but the Manager may, if requested by the Trustees, provide advisory services directly to the Funds. The Manager manages the securities of each Portfolio and makes investment decisions for a Portfolio, subject to such policies as the Board of Trustees of a Portfolio may determine. In addition, the Manager provides certain administrative services to each Fund and each Portfolio under the Management Agreement.


     The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing each Portfolio's investments and effecting securities transactions for such Portfolio. The Management Agreements provide that the Manager may delegate the daily management of the securities of the portfolio to one or more subadvisers.

     Unless otherwise terminated, the Management Agreement with respect to a Fund will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of such fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

     Unless otherwise terminated, the Management Agreement with respect to a Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio's Trustees or by a vote of a majority of the outstanding voting securities of such Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.


     The Manager provides the Funds and the Portfolios with general office facilities and supervises the overall administration of the Funds and the Portfolios, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, a Fund's or a Portfolio's independent contractors and agents; and arranging for the maintenance of books and records of each Fund or Portfolio. Trustees, officers, and investors in the Funds and the Portfolios are, or may be or may become, interested in the Manager, as directors, officers, employees, or otherwise, and directors, officers and employees of the Manager are, or may become, similarly interested in the Funds and the Portfolios.


     Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by a Portfolio or a Fund, as the case may be, when authorized either by a vote of a majority of the outstanding voting securities of the Portfolio or the Fund or by a vote of a majority of the Portfolio's or Fund's Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with each Fund and Portfolio provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.


     For its services under the Management Agreements, with respect to each Fund, the Manager may receive management fees equal on an annual basis of up to 0.35% of the Fund's average daily net assets less the amount, if any, of the Fund's share of the management fees payable by the Portfolio in which it invests.



     CITI PREMIUM LIQUID RESERVES: For the fiscal years ended August 31, 2003, 2004 and 2005, the fees paid by Liquid Reserves Portfolio to the Manager under its Management Agreement, after waivers, were $34,902,447, $28,690,608, and ________, respectively. For the fiscal years ended August 31, 2003, 2004 and 2005, the fees paid by Liquid Reserves to the Manager under its Management Agreement, after waivers, were $2,803,625, $1,951,542, and ________, respectively.


     CITI PREMIUM U.S. TREASURY RESERVES: For the fiscal years ended August 31, 2003, 2004 and 2005, the fees paid by U.S. Treasury Reserves Portfolio to the Manager under its Management Agreement, after waivers, were $1,231,929, $1,077,844, and ________, respectively. For the fiscal years ended August 31, 2003, 2004 and 2005, the fees paid by U.S. Treasury Reserves to the Manager, under its Management Agreement after waivers, were $1,064,444, $789,703, and ________, respectively.


DISTRIBUTOR


     The Distributor, located at 388 Greenwich Street, New York, New York 10013 serves as each Fund's distributor pursuant to a written distribution agreement (the "Agreement") which was approved by the Funds' Board of Trustees, including a majority of the independent Trustees.

     The Agreement is terminable with respect to a Fund with or without cause, without penalty, on 60 days' notice by the Trustees or by vote of holders of a majority of the Fund's outstanding voting securities, or on 90 days' notice by the Distributor. Unless otherwise terminated, the Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of a Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

     The Funds have each adopted shareholder services and distribution plans (each a "12b-1 Plan" or a "Plan" and collectively, the "12b-1 Plans" or the "Plans") in accordance with Rule 12b-1 under the 1940 Act. Under the Plans, each Fund may pay monthly fees at an annual rate not to exceed 0.10% of the Fund's average daily net assets. Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. Each Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

     The 12b-1 Plans also provide that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Plan provides that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. The Funds do not currently impose any deferred sales charges.

     The 12b-1 Plans permit each Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if the expenses exceed the fees provided for by the applicable Plan, the Fund will not be obligated to pay more than those fees and, if the expenses incurred are less than the fees paid to the Distributor and others, they will realize a profit. Each Fund will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of a Fund. In their annual consideration of the continuation of the Plans for the Funds, the Trustees will review the Plans and the expenses for each Fund separately.

     Each 12b-1 Plan also recognizes that various service providers to the Funds, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Funds for other purposes, such as management fees, and that the Funds' Distributor or Service Agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan but are not subject to expenditure limits under the Plan.

     Each 12b-1 Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Fund's Trustees and a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (for purposes of this paragraph "Qualified Trustees"). Each Plan requires that the Fund and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Plan. Each Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of such Qualified Trustees then in office. A Plan may be terminated, with respect to each Fund, at any time by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting shares of the Fund. A Plan may not be amended to increase materially the amount of the permitted expenses of a Fund without the approval of a majority of the outstanding shares of the Fund and may not be materially amended in any case without a vote of a majority of both the Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

     As contemplated by the 12b-1 Plans, the Distributor acts as the agent of the Funds in connection with the offering of shares of the Funds pursuant to the distribution agreement. Payments made to the distributor by each Fund for the past three fiscal years under the 12b-1 Plans are set forth below.


     LIQUID RESERVES: For the fiscal years ended August 31, 2003, 2004 and 2005, Liquid Reserves paid $1,589,054, $1,145,243, and _________, respectively, to the Distributor under its 12b-1 Plan.


     U.S. TREASURY RESERVES: For the fiscal years ended August 31, 2003, 2004, and 2005, U.S. Treasury Reserves paid $532,222, $394,851, and _________, respectively, to the Distributor under its 12b-1 Plan.


     For the fiscal year ended August 31, 2005, of the payments made to the Distributor under the applicable 12b-1 Plan, the following amounts were used [(including, as applicable, additional amounts paid by entities affiliated with the Manager at that time out of their own resources)] for the principal types of activities set forth below:

                                            FINANCIAL
                                            CONSULTANT      OPERATIONAL
FUND                                       COMPENSATION       EXPENSES      MARKETING        TOTAL
----                                       ------------       --------      ---------        -----
Citi Premium Liquid Reserves
Citi Premium U.S. Treasury Reserves


     In addition, various service providers, including the Manager, may have made payments for distribution related expenses out of their own resources, including past profits, or from payments received from the Funds for other purposes, such as management fees.

CODE OF ETHICS


     Pursuant to Rule 17j-1 of the 1940 Act, the Funds and their investment adviser and distributor have adopted codes of ethics that permit its respective personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

     Copies of the Codes of Ethics of the Funds and their investment adviser and distributor are on file with the SEC.

PROXY VOTING POLICIES & PROCEDURES

     Although individual Trustees may not agree with particular policies or votes by the Manager, the Board of each Fund has approved delegating proxy voting discretion to the Manager believing that the Manager should be responsible for voting because it is a matter relating to the investment decision making process.


     Non-equity securities, such as debt obligations and money market instruments are not usually considered to be voting securities, and proxy voting, if any, is typically limited to the solicitation of consents to changes in or waivers of features of debt securities, or plans of reorganization involving the issuer of the security. In the rare event that proxies are solicited with respect to any of these securities, the Manager would vote the proxy in accordance with the principals set forth in the Manager's proxy voting policies and procedures, including the procedures that the Manager uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the Manager or any affiliated person of a fund or the Manager, on the other.

     A summary of the Manager's policies and procedures with respect to proxy voting is attached as Appendix A to this SAI. This summary gives a general indication as to how the Manager will vote proxies relating to portfolio securities on each issue listed. However, the policies and procedures do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason there may be instances in which votes may vary from the policies and procedures presented. Notwithstanding the foregoing, the Manager always endeavors to vote proxies relating to portfolio securities in accordance with a fund's investment objectives.

     Information on how each Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available on the Manager's website, http://www.smithbarneymutualfunds.com, or on the Securities Exchange Commission's website at http://www.sec.gov.

TRANSFER AGENT AND CUSTODIAN


     Each of the Funds and the Portfolios has entered into a transfer agency agreement with ________, pursuant to which ___________ acts as the transfer agent for the Funds. The principal business office of __________ is located at
_____________________________________.


     Each of the Funds and the Portfolios also has entered into a Custodian Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which custodial and fund accounting services are provided for each Fund and each Portfolio. Among other things, State Street calculates the daily net asset value for the Funds and the Portfolios. Securities held for a Fund or Portfolio may be held by a sub-custodian bank approved by the applicable Fund's or Portfolio's Trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.


                      5. DEALER COMMISSIONS AND CONCESSIONS

     From time to time, the Funds' Distributor or the Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or the Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

                            6. PORTFOLIO TRANSACTIONS


     The Portfolios' purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. [There usually are no brokerage commissions paid for such purchases and no such commissions have been paid by the Portfolios during the past three fiscal year period ending August 31, 2004.] The Portfolios do not anticipate paying brokerage commissions. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

     Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price, although a Fund may not necessarily be paying the lowest price available.


     Investment decisions for each Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, a Portfolio and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Portfolio and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


     Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. [No commissions on portfolio transactions were paid by any Portfolio during the fiscal year ended August 31, 2005 to the Manager or any affiliate of the Manager.]


     The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolios may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the Portfolios from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolios could purchase in the underwritings.

                       7. DISCLOSURE OF PORTFOLIO HOLDINGS


     The Funds have adopted policies and procedures developed by Citigroup Asset Management ("CAM"), the business unit that includes the Funds' investment manager, with respect to the disclosure of the Funds' portfolio securities and any ongoing arrangements to make available information about a Fund's portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about a fund's portfolio holdings is in the best interests of such fund's shareholders, and that any conflicts of interest between the interests of the fund's shareholders and those of Citi Fund Management Inc. or its affiliates, be addressed in a manner that places the interests of fund shareholders first. The policy provides that information regarding a fund's portfolio holdings may not be shared with non-CAM employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate fund business purposes and in accordance with the policy.

      CAM's policy generally provides for the release of details of securities positions once they are considered "stale." Data is considered stale 25 calendar days following quarter-end for funds other than money market funds, and 25 calendar days following month-end with respect to money market funds.

CAM believes that this passage of time prevents a third party from benefiting from an investment decision made by a fund that has not been fully reflected by the market.

      Under the policy, a fund's complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-CAM employees with simultaneous public disclosure at least 25 days after calendar quarter end, except in the case of a money market fund's holdings, which may be released with simultaneous public disclosure at least 25 days after month end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end and/or posting the information to a CAM or the Funds' Internet site that is accessible by the public, or through public release by a third party vendor.

      The policy permits the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

         1. A fund's top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

         2. A fund's top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

         3. A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

         4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

         5. A fund's sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g. analysis of the fund's out performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy's general principles.

         6. A fund's portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees, and its independent public accountants, in required regulatory filings or otherwise to governmental agencies and authorities.

      Under the policy, if information about a fund's portfolio holdings are released pursuant to an ongoing arrangement with any party, a fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. Neither a fund, nor CAM, nor any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund's portfolio securities will be reviewed at least annually by a fund's Board.

      The approval of a fund's Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy and are granted only after a thorough examination and consultation with CAM's legal department, as necessary. Exceptions to the policies are reported to a fund's Board at its next regularly scheduled meeting.

      Each of the Funds discloses its complete portfolio holdings approximately 25 days after month- end on its website www.citigroupam.com.

      Set forth below are charts showing those parties with whom CAM, on behalf of a Fund, has authorized ongoing arrangements that include the release of portfolio holdings information, the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

      As of December 31, 2005, each of the Funds described in this Statement of Additional Information releases its portfolio holdings to the following recipients:

   RECIPIENT                          FREQUENCY                                DELAY BEFORE DISSEMINATION
   State Street Bank & Trust Co.      Daily                                    None
   (Fund Custodian and
   Accounting Agent)

   Institutional Shareholders         As necessary                             None
   Services  (Proxy Voting
   Services)

   S&P (Rating Agency)                Weekly Tuesday Night                     1 business day
   Moody's (Rating Agency)            Weekly Tuesday Night                     1 business day

      As of December 31, 2005, each of the Funds described in this Statement of Additional Information may also release it portfolio holdings to the following recipients:

   RECIPIENT                          FREQUENCY                                DELAY BEFORE DISSEMINATION
   Bloomberg                          Quarterly                                25 Days after Quarter End
   Lipper                             Quarterly                                25 Days after Quarter End
   Morningstar                        Quarterly                                25 Days after Quarter End
   Baseline                           Daily                                    None
   Frank Russell                      Monthly                                  1 Day
   Callan                             Quarterly                                25 Days after Quarter End
   Mercer                             Quarterly                                25 Days after Quarter End
   Vestek                             Daily                                    None
   Factset                            Daily                                    None
   eVestment Alliance                 Quarterly                                25 Days after Quarter End
   CRA RogersCasey                    Quarterly                                25 Days after Quarter End
   Cambridge Associates               Quarterly                                25 Days after Quarter End
   Marco Consulting                   Quarterly                                25 Days after Quarter End
   Wilshire                           Quarterly                                25 Days after Quarter End
   Informa Investment Services        Quarterly                                25 Days after Quarter End
   (Efron)
   CheckFree (Mobius)                 Quarterly                                25 Days after Quarter End
   Nelsons Information                Quarterly                                25 Days after Quarter End
   Investor Tools                     Daily                                    None
   Advent                             Daily                                    None
   BARRA                              Daily                                    None
   Plexus                             Quarterly (Calendar)                     Sent the 1-3 business day
                                                                               following the end of a Quarter

   RECIPIENT                          FREQUENCY                                DELAY BEFORE DISSEMINATION
   Elkins/McSherry                    Quarterly (Calendar)                     Sent the first business day
                                                                               following the end of a Quarter
   Quantitative Services Group        Daily                                    None
   AMBAC                              Daily                                    None
   Deutsche Bank                      Monthly                                  6-8 Business Days
   Fitch                              Monthly                                  6-8 Business Days
   Liberty Hampshire                  Weekly and Month End                     None
   Sun Trust                          Weekly and Month End                     None
   New England Pension Consultants    Quarterly                                25 Days after Quarter End
   Evaluation Associates              Quarterly                                25 Days after Quarter End
   Watson Wyatt                       Quarterly                                25 Days after Quarter End


             8. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Funds are each a series of CitiFunds Premium Trust and are governed by a Declaration of Trust. The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. Currently, the Funds are the only two series of shares of the Trust. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution. Shareholders of all series generally will vote together on all matters except when the Trustees determine that only shareholders of particular series are affected by a particular matter or when applicable law requires shareholders to vote separately by series.

     A Fund may involuntarily redeem shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number or other information if required to do so, (iii) to protect the tax status of a Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of a Fund.

     The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

     Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders in the trust do not have cumulative voting rights. The Funds are not required to hold, and have no present intention of holding, annual meetings of shareholders but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.


     The Trust's Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, preemptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.


     With respect to Funds in a master/feeder structure, the master fund (called a Portfolio) in which a Fund invests is a New York trust and is also governed by a Declaration of Trust similar to the Fund's Declaration of Trust. Whenever a vote is submitted to the Portfolio's investors, a Fund will generally call a meeting of its own shareholders. To the extent it does not receive instructions from its shareholders, a Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who do not give voting instructions. Alternatively, without seeking instructions from its shareholders, a Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.


     The Trust or any Fund or class may merge or consolidate with or may sell, lease or exchange all or substantially all of its assets to another operating entity if authorized at any meeting of shareholders by a majority of the voting power of the Trust voting as a single class or of the affected Fund or class, or by the written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected Fund or class. The Trust or any Fund or class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any Fund, or any class of any Fund, may be terminated at any time by a vote of a majority of the outstanding voting power of that Fund or class, or by the Trustees by written notice to the shareholders of that Fund or class. If not so terminated, the Trust will continue indefinitely.

      Share certificates will not be issued.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

     The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.

     The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

     Each Portfolio is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that investors in the Portfolio (e.g., other investment companies (including the Fund), insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. It is not expected that the liabilities of the Portfolio would ever exceed its assets.

     A Fund may add to or reduce its investment in the Portfolio on each business day. At 4:00 p.m., Eastern time, in the case of Liquid Reserves Portfolio, and 2:00 p.m., Eastern time, in the case of U.S. Treasury Reserves Portfolio, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m., Eastern time, for Liquid Reserves Portfolio or 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., Eastern time, for Liquid Reserves Portfolio or 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m., Eastern time, for Liquid Reserves Portfolio or 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio, on the following business day of the Portfolio.

                        9. CERTAIN ADDITIONAL TAX MATTERS


      The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting the Funds and their shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisers about the impact an investment in a Fund may have on their own tax situations.

     Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes generally will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal and state income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders and would generally be subject to withholding at the rate of 30% in the case of shareholders who are neither citizens nor residents of the United States.


     Investment income received by Liquid Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Liquid Reserves does not expect to be able to pass through to shareholders any foreign tax credit or deduction with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Liquid Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Liquid Reserves' effective rate of foreign tax in advance since that rate depends upon the proportion of the Liquid Reserves Portfolio's assets ultimately invested within various countries.

     Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations. For the same reason, the Funds do not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates.


10. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS


LEGAL MATTERS

     Beginning in August 2005, five putative class action lawsuits alleging violations of federal securities laws and state law were filed against Citigroup Global Markets Inc. and Smith Barney Fund Management LLC ("SBFM," collectively, the "Defendants") based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in the prospectus. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds (the "Funds"), rescission of the Funds' management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys' fees and litigation expenses.

     On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

     As of the date of the filing of this document with the SEC, Citigroup Asset Management believes that resolution of the pending lawsuits will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

     Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGMI and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers, including the funds (the "Funds"), and directors or trustees of the Funds (collectively, the "Defendants"). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses.

     On December 15, 2004, a consolidated amended complaint (the "Complaint") was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, CAM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

     It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief could be filed against the Defendants in the future.

     As of the date above, CAM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

     The Funds have received information from Citigroup Asset Management ("CAM") concerning Smith Barney Fund Management LLC ("SBFM") and Salomon Brothers Asset Management Inc ("SBAM"), investment advisory companies that are a part of CAM. The Funds receive investment advisory and administrative services from Citi Fund Management Inc., which is also a part of CAM. The information received from CAM is as follows:

     On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

     SBFM and SBAM are cooperating with the SEC. Although there can be no assurance, SBFM and SBAM believe that these matters are not likely to have a material adverse effect on the Funds or their ability to perform their respective investment advisory services relating to the Funds.

     The SEC staff's recent notification will not affect the sale by Citigroup Inc. of substantially all of CAM's worldwide business to Legg Mason, Inc., which Citigroup continues to expect will occur in the fourth quarter of this year.

INDEPENDENT REGISTERED ACCOUNTING FIRM

     _______________________________ is the independent registered public accounting firm for the Portfolio and the Fund.

     The audited financial statements of Liquid Reserves (Statement of Assets and Liabilities at August 31, 2005, Statement of Operations for the year ended August 31, 2005, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2005, Financial Highlights for each of the years in the five-year period ended August 31, 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm) and of Liquid Reserves Portfolio (Schedule of Investments at August 31, 2005, Statement of Assets and Liabilities at August 31, 2005, Statement of Operations for the year ended August 31, 2005, Statement of Changes in Net Assets for the years ended August 31, 2004 and 2005, Financial Highlights for each of the years in the five-year period ended August 31, 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of Liquid Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the reports of ___________________, the Fund's independent registered accounting firm, as it pertains to the fiscal year ended August 31, 2005. Fiscal years prior to August 31, 2005 were audited by other auditors.

     The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities at August 31, 2005, Statement of Operations for the year ended August 31, 2005, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2005, Financial Highlights for each of the years in the five-year period ended August 31, 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm) and of U.S. Treasury Reserves Portfolio (Schedule of Investments at August 31, 2005, Statement of Assets and Liabilities at August 31, 2005, Statement of Operations for the year ended August 31, 2005, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2005, Financial Highlights for each of the years in the five-year period ended August 31, 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of

     ________________, the Fund's independent registered accounting firm.


     A copy of each of the Annual Reports accompanies this Statement of Additional Information.

                                   APPENDIX A

                      PROXY VOTING POLICIES AND PROCEDURES


     The Board of Directors of each Fund has delegated the authority to develop policies and procedures relating to proxy voting to Salomon Brothers Asset Management Inc (the "Investment Manager"). The Investment Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Investment Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that it votes proxies relating to equity securities in the best interest of clients.

     In voting proxies, the Investment Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Investment Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Investment Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Investment Manager of its responsibility for the proxy vote.

     In the case of a proxy issue for which there is a stated position in the Policies, the Investment Manager generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

     In furtherance of the Investment Manager's goal to vote proxies in the best interest of clients, the Investment Manager follows procedures designed to identify and address material conflicts that may arise between the Investment Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Investment Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Investment Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Investment Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Investment Manager in voting proxies. The Investment Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the

Investment Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Investment Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy, the Investment Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Investment Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Investment Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Investment Manager and certain other Citigroup business units.

     CAM maintains a Proxy Voting Committee, of which the Investment Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Investment Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Investment Manager's decision-making in voting proxies.


     If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Investment Manager may vote proxies notwithstanding the existence of the conflict. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

CITI(SM) PREMIUM LIQUID RESERVES

CITI(SM) PREMIUM U.S. TREASURY RESERVES

MANAGER
Citi Fund Management Inc.
100 First Stamford Place, Stamford, CT 06902

DISTRIBUTOR

Citigroup Global Markets Inc.
388 Greenwich Street, New York, NY 10013


TRANSFER AGENT

[ ---------- ]
[ ---------- ]
[ ---------- ]


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ---------- ]


LEGAL COUNSEL
Bingham McCutchen LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------

SERVICE AGENTS

FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citigroup Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citigroup Private Banking Account Officer or Registered Representative

FOR CITIGROUP ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citigroup Asset Management
100 First Stamford Place, Stamford, CT 06902

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager

FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way
New Castle, DE 19720

                                     PART C

ITEM 23. EXHIBITS.

  ****       a(1)  Amended and Restated Declaration of Trust of the Registrant

  +          a(2)  Certificate of Amendment to the Amended and Restated
                   Declaration of Trust

  ****       b     Amended and Restated By-Laws of the Registrant

  ****       d     Management Agreement between the Registrant and Citi Fund
                   Management Inc., as manager

  ****       e(1)  Distribution Agreement between the Registrant and Citigroup
                   Global Markets Inc. (formerly, Salomon Smith Barney Inc.), as distributor

  +          e(2)  Form of Letter Agreement amending Appendix A to Distribution
                   Agreement between Registrant and Citigroup Global Markets
                   Inc. (formerly Salomon Smith Barney Inc.)

  *          g     Custodian Contract between the Registrant and State Street
                   Bank and Trust Company ("State Street"), as custodian

  +          h(1)  Form of Sub-Transfer Agency and Service Agreement between the
                   Registrant and State Street, as sub-transfer agent

  **         h(2)  Transfer Agency Agreement with CiticorpTrust Bank, fsb
                   (formerly, Citi Fiduciary Trust Company), as transfer agent

  ***        h(3)  Letter Agreement adding the Funds to the Transfer Agency
                   Agreement with Citicorp Trust Bank, fsb (formerly Citi
                   Fiduciary Trust Company)

  Filed      h(4)  Retirement Plan of the Registrant
  herewith

  *          I     Opinion and consent of counsel

  To be      j     Independent Auditors' Consents
  filed by
  amendment

  ****       m     Service Plan of the Registrant

  ++         p(1)  Revised Code of Ethics of the Registrant, and Citi Fund
                   Management Inc.

  ****       p(2)  Code of Ethics of Citigroup Global Markets Inc. (formerly,
                   Salomon Smith Barney Inc.)

  *****      q(1)  Powers of Attorney for the trustees of the Registrant, U.S.
                   Treasury Reserves and Cash Reserves Portfolio

  *****      q(2)  Powers of Attorney for Certain officers of the Registrant

  *****      q(3)  Powers of Attorney for certain officers of Cash Reserves
                   Portfolio

  *****      q(4)  Powers of Attorney for certain officers of U.S. Treasury
                   Reserves Portfolio

-------------------------

                * Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 33-38848) as filed with the Securities and Exchange Commission on August 29, 1996 and Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on August 29, 1996.

               ** Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-38848) as filed with the Securities and Exchange Commission on November 1, 2000 and Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on November 1, 2000.

              *** Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-8848) as filed with the Securities and Exchange Commission on December 29, 2000 and Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on December 29, 2000.

             **** Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-38848) as filed with the Securities and Exchange Commission on October 18, 2001 and Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on October 18, 2001.

            ***** Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on December 23, 2002.

                + Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on December 24, 2003.

               ++ Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on December 29, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT. Not applicable.

ITEM 25. INDEMNIFICATION.

Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.), filed herewith as an Exhibit to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

The Trustees and officers of the Registrant and the personnel of the Registrant's manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Manager - Citi Fund Management Inc. ("Citi Fund Management"). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is a wholly-owned subsidiary of Smith Barney Fund Management LLC, which is an indirect wholly-owned subsidiary of Citigroup Inc. Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60004).

ITEM 27. PRINCIPAL UNDERWRITERS.

         (a) Citigroup Global Markets Inc. ("CGM") (formerly Salomon Smith Barney Inc.), the Registrant's distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds,

Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

         CGMI is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

         (b) The information required by this Item 26 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

         (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS. The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

        NAME                                       ADDRESS

        Citigroup Global Markets Inc.              388 Greenwich Street
        (distributor)                              New York, NY 10013

        State Street Bank and Trust Company        225 Franklin Street
        (sub-transfer agent and custodian)         Boston, MA 02110

        Citicorp Trust Bank, fsb                   125 Broad Street
        (transfer agent)                           New York, NY 10004

        Citi Fund Management Inc.                  100 First Stamford Place
        (investment adviser)                       Stamford, CT 06902


ITEM 29. MANAGEMENT SERVICES.  Not applicable.

ITEM 30. UNDERTAKINGS.  Not applicable.

Exhibit Index

   h(4)         Retirement Plan of the Registrant

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut on the 31st day of October, 2005.

                                                      CITIFUNDS PREMIUM TRUST

                                                      By: /s/ Rosemary D. Emmens
                                                          ----------------------
                                                          Rosemary D. Emmens
                                                          Assistant Secretary

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on October 31, 2005.

SIGNATURE                     TITLE
---------                     -----


/s/ R. Jay Gerken             President, Principal Executive Officer and Trustee
-----------------
R. Jay Gerken*

/s/ Frances Guggino           Chief Financial Officer and Treasurer
-------------------
Frances Guggino*


/s/ Elliott J. Berv           Trustee
-------------------
Elliott J. Berv*

/s/ Donald M. Carlton         Trustee
---------------------
Donald M. Carlton*

/s/ A. Benton Cocanougher     Trustee
-------------------------
A. Benton Cocanougher*

/s/ Mark T. Finn              Trustee
----------------
Mark T. Finn*

/s/ Stephen Randolph Gross    Trustee
--------------------------
Stephen Randolph Gross*

/s/ Diana R. Harrington       Trustee
-----------------------
Diana R. Harrington*

/s/ Susan B. Kerley           Trustee
-------------------
Susan B. Kerley*

/s/ Alan G. Merten            Trustee
------------------
Alan G. Merten*

/s/ R. Richardson Pettit      Trustee
------------------------
R. Richardson Pettit*

*By:  /s/ Rosemary D. Emmens
       Executed by Rosemary D. Emmens on behalf of those
       indicated pursuant to Powers of Attorney.

                                   SIGNATURES

         Liquid Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Premium Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 31st day of October, 2005.

                                                      LIQUID RESERVES PORTFOLIO

                                                      By: /s/ Rosemary D. Emmens
                                                          ----------------------
                                                          Rosemary D. Emmens
                                                          Assistant Secretary

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on October 31, 2005.

SIGNATURE                     TITLE
---------                     -----


/S/ R. Jay Gerken             President, Principal Executive Officer and Trustee
-----------------
R. Jay Gerken*

/S/ Frances Guggino           Chief Financial Officer and Treasurer
-------------------
Frances Guggino*


/S/ Elliott J. Berv           Trustee
-------------------
Elliott J. Berv*

/S/ Donald M. Carlton         Trustee
---------------------
Donald M. Carlton*

/S/ A. Benton Cocanougher     Trustee
-------------------------
A. Benton Cocanougher*

/S/ Mark T. Finn              Trustee
----------------
Mark T. Finn*

/S/ Stephen Randolph Gross    Trustee
--------------------------
Stephen Randolph Gross*

/S/ Diana R. Harrington       Trustee
-----------------------
Diana R. Harrington*

/S/ Susan B. Kerley           Trustee
-------------------
Susan B. Kerley*

/S/ Alan G. Merten            Trustee
------------------
Alan G. Merten*

/S/ R. Richardson Pettit      Trustee
------------------------
R. Richardson Pettit*

*By:  /S/ Rosemary D. Emmens
       Executed by Rosemary D. Emmens on behalf of those
       indicated pursuant to Powers of Attorney.

                                   SIGNATURES


         U.S. Treasury Reserves Portfolio has duly cased this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Premium Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 31st day of October, 2005.


                                                      U.S. TREASURY
RESERVES PORTFOLIO

                                                      By: /s/ Rosemary D. Emmens
                                                          ----------------------
                                                          Rosemary D. Emmens
                                                          Assistant Secretary

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on October 31, 2005.

SIGNATURE                     TITLE
---------                     -----


/s/ R. Jay Gerken             President, Principal Executive Officer and Trustee
-----------------
R. Jay Gerken*

/s/ Frances Guggino           Chief Financial Officer and Treasurer
-------------------
Frances Guggino*


/s/ Elliott J. Berv           Trustee
-------------------
Elliott J. Berv*

/s/ Donald M. Carlton         Trustee
---------------------
Donald M. Carlton*

/s/ A. Benton Cocanougher     Trustee
-------------------------
A. Benton Cocanougher*

/s/ Mark T. Finn              Trustee
----------------
Mark T. Finn*

/s/ Stephen Randolph Gross    Trustee
--------------------------
Stephen Randolph Gross*

/s/ Diana R. Harrington       Trustee
-----------------------
Diana R. Harrington*

/s/ Susan B. Kerley           Trustee
-------------------
Susan B. Kerley*

/s/ Alan G. Merten            Trustee
------------------
Alan G. Merten*

/s/ R. Richardson Pettit      Trustee
------------------------
R. Richardson Pettit*

*By:  /S/ Rosemary D. Emmens
      ----------------------
       Executed by Rosemary D. Emmens on behalf of those
       indicated pursuant to Powers of Attorney.